Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards under Incentive Compensation Plan
The Company believes executive officers, certain senior managers, and certain other employees of the Company and its operating companies who make substantial contributions to long-term performance should have an equity ownership in the Company to better align their interests with those of the shareholders. Equity awards are currently made under the 2022 Incentive Compensation Plan that was approved by shareholders in May 2022.
The 2022 Incentive Compensation Plan permits the granting of a broad variety of equity incentives, including any or all of the following types of awards: (1) stock options, (2) restricted stock awards, (3) restricted stock units, (4) performance grants, and (5) stock appreciation rights. The Compensation Committee has the authority to: (i) select the participants to whom awards may be granted; (ii) determine the type or types of awards to be granted; (iii) determine the number of awards; (iv) determine the terms and conditions of any award; (v) determine whether, to what extent, and under what circumstances awards shall be deferred; and (vi) determine whether, to what extent, and under what circumstances any award shall be canceled or suspended.
The objective of the 2022 Incentive Compensation Plan is to encourage:
•	Alignment of shareholder and employee interests;
•	Employee efforts to grow shareholder value; and
•	A commitment to the Company.
Accordingly, these awards have not been limited to the CEO, CFO, and other named executive officers, but have also been granted to several hundred employees of the Company and its operating companies. The factors considered when making these awards include:
•	The individual’s level of responsibility and experience;
•	The size and complexity of the operation with which the individual is associated;
•	The success of the operation with which the individual is associated; and
•	The individual’s contribution to the success of the operation with which the individual is associated.
The relative significance of the above factors with respect to awards granted to the CEO, CFO, and the other executive officers is determined subjectively by the Compensation Committee. The Compensation Committee gives consideration to the segmented and consolidated results of the Company using business judgment and consultation with the CEO for awards to executive officers other than the CEO.
These awards are typically made once a year, usually during the first quarter following receipt of the independent registered public accounting firm’s report on the financial statements for the preceding year. The Compensation Committee approves the individual award granted to the CEO, CFO, and the other executive officers. The Compensation Committee also approves a total pool of awards to be made to other employees, with such awards to be determined by the CEO. Each award is made at the fair market value of the Company’s Common Stock on the date the award is granted (the grant date).
When making these awards, the other sources of compensation for the participant, such as base salary and any other awards, are taken into account. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of these awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method
These awards are typically made once a year, usually during the first quarter following receipt of the independent registered public accounting firm’s report on the financial statements for the preceding year. The Compensation Committee approves the individual award granted to the CEO, CFO, and the other executive officers. The Compensation Committee also approves a total pool of awards to be made to other employees, with such awards to be determined by the CEO. Each award is made at the fair market value of the Company’s Common Stock on the date the award is granted (the grant date).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of these awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false